SUBSEQUENT EVENT NOTE	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENT NOTE [Text Block]
14.	SUBSEQUENT EVENT NOTE

Subsequent to December 31, 2017, an aggregate of 224,500 common shares were re-purchased for $36,997 (CAD$47,538) and 82,000 of those common shares were cancelled at March 28, 2017.